Called up share capital	6 Months Ended
Jun. 30, 2020
10. Called up share capital
Called up share capital

10. Called up share capital

Ordinary shares

As at 30 June 2020 the issued ordinary share capital of Barclays Bank PLC comprised 2,342m (December 2019: 2,342m) ordinary shares of £1 each.

Preference shares

As at 30 June 2020 the issued preference share capital of Barclays Bank PLC of £6m (December 2019: £6m) comprised 1,000 Sterling Preference Shares of £1 each (December 2019: 1,000); 31,856 Euro Preference Shares of €100 each (December 2019: 31,856); and 58,133 US Dollar Preference shares of $100 each (December 2019: 58,133).

There were no issuances or redemptions of ordinary or preference shares in the six months to 30 June 2020.